ACCOUNTS RECEIVABLE (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
ACCOUNTS RECEIVABLE
Accounts receivable		¥ 117,390	¥ 101,170
Less: Allowance for doubtful accounts		(6,144)	(3,290)	¥ (1,103)	¥ (3,347)
Accounts receivable, net	$ 16,023	¥ 111,246	¥ 97,880